Share-based complesation plans - Share options number and weighted average price (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares	Dec. 31, 2017 CAD ($) shares yr	Dec. 31, 2016 CAD ($) shares
Number And Weighted Average Exercise Prices Of Share Options [Abstract]
Beginning of year	8,020,311	8,503,238
Options granted	1,373,040	1,273,340
Options forfeited	(564,423)	(1,156,737)
Options expired	(504,052)	(599,530)
Options exercised	(210)	0
End of year	8,324,666	8,020,311
Weighted average exercisable price - beginning of year | $	$ 23.61	$ 26.04
Weighted average exercisable price for options granted | $	14.7	16.38
Weighted average exercisable price for options forfeited | $	26.49	25.7
Weighted average exercisable price for options expired | $	19.5	38.81
Weighted average exercise price for options exercised | $	19.37	0
Weighted average exercisable price - end of year | $	$ 22.19	$ 23.61
Exercisable			5,809,077	5,929,550
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Of Outstanding Share Options	8,020,311	8,020,311	8,324,666	8,020,311
Weighted Average Exercise Price Of Share Options Outstanding In Sharebased Payment Arrangement | $	$ 22.19	$ 26.04	$ 22.19	$ 23.61
Number Of Share Options Exercisable In Sharebased Payment Arrangement			5,809,077	5,929,550
Options exercisable - Weighted average exercisable price | $			$ 24.95	$ 25.46
$14.70 - 20.22 [member]
Number And Weighted Average Exercise Prices Of Share Options [Abstract]
End of year	3,527,303
Weighted average exercisable price - end of year | $	$ 16.46
Exercisable			1,011,714
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Of Outstanding Share Options	3,527,303		3,527,303
Options outstanding - Weighted average remaining life | yr			5.7
Weighted Average Exercise Price Of Share Options Outstanding In Sharebased Payment Arrangement | $	$ 16.46		$ 16.46
Number Of Share Options Exercisable In Sharebased Payment Arrangement			1,011,714
Options exercisable - Weighted average exercisable price | $			$ 18.08
$20.23 - 39.53 [member]
Number And Weighted Average Exercise Prices Of Share Options [Abstract]
End of year	4,797,363
Weighted average exercisable price - end of year | $	$ 26.41
Exercisable			4,797,363
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number Of Outstanding Share Options	4,797,363		4,797,363
Options outstanding - Weighted average remaining life | yr			2.2
Weighted Average Exercise Price Of Share Options Outstanding In Sharebased Payment Arrangement | $	$ 26.41		$ 26.41
Number Of Share Options Exercisable In Sharebased Payment Arrangement			4,797,363
Options exercisable - Weighted average exercisable price | $			$ 26.41